Operations (Details Narrative) - USD ($)						12 Months Ended
	Dec. 09, 2021	Aug. 29, 2021	Jun. 01, 2021	Dec. 31, 2020	Aug. 04, 2020	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Disclosure of depositary receipts						A total of 7,557,679 BDRs were allocated to this program, equivalent to 1,259,613 ordinary class A shares. The total amount for this program was US$11,180, based on R$8.36 price per BDR. Nu recognized the costs associated with the Customer Program arising from funding the subscription and payment of the BDRs for the customers who participate in the Customer Program as a reduction in revenue in the fourth quarter of 2021.
Total amount of goodwill				$ 831,000		$ 401,872,000
Class A Common Shares [Member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed	2,602,026
Per shares value	$ 9.00
Offering cost	$ 61,717
Transaction costs	$ 47,545
Brazilian Depositary Receipts [Member] | Class A Common Shares [Member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed	289,150,555
Per shares value	$ 8.36
Easynvests [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Description of acquiree			The total consideration of US$451,546 was transferred to the selling shareholders. The difference between the amount paid and the net assets acquired, and liabilities assumed at fair value resulted in the recognition of goodwill, as shown below.
Total amount of goodwill			$ 220,490			392,989,000
Purchase price			$ 392,989,000
Description of fair value determination			The following were the main assumptions used in the determination of the fair value of the identifiable assets acquired and liabilities assumed: (i) discount rate of 14.1% and (ii) perpetuity calculated by the terminal cash flow plus the growth in perpetuity of 3.2%, equivalent to the expectation of long-term inflation released by the Brazilian Central Bank.
Revenue			$ 17,700			1,710,650
Loss due to acquisitions			10,593			$ 171,560
Consideration paid			$ 180,317,000
Easynvests [Member] | Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed			7,859,445
Easynvests [Member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Purchase price			$ 7,900
Easynvests [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Purchase price			794
Easynvests [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Purchase price			$ 34,600
Easynvests [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets						4 months
Easynvests [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets						11 years 8 months 12 days
Akala [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Total amount of goodwill						$ 2,680,000
Consideration paid				$ 3,000
Spin Pay [Member]
IfrsStatementLineItems [Line Items]
Total amount of goodwill						5,372,000
Purchase price		$ 5,372,000
Revenue		112				1,698,659
Loss due to acquisitions		483				$ 167,160
Consideration paid		6,866,000
Purchase price of acqisition		13,755
Consideration settle		$ 13,212
[custom:DescriptionOfIdentifiableAssetsAcquiredAndLiabilities2]		One member of Nu Holdings Board of Directors, before the acquisition, had a 1.24% interest in Spin Pay.
[custom:IntangibleAssetsAndGoodwillNet-0]		$ 2,149
[custom:DescriptionOfIdentifiableAssetsAcquiredAndLiabilities]		(i) discount rate of 18.2% and (ii) the residual value was calculated based on the projected cash flow for the last year (perpetuity).
Spin Pay [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed			830,490
Spin Pay [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Purchase price		$ 638
Spin Pay [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Purchase price		$ 7,304
Spin Pay [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets						2 years
Spin Pay [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets						5 years
Easynvests And Spin Pay [Member]
IfrsStatementLineItems [Line Items]
Revenue						$ 1,715,835
Loss due to acquisitions						176,410
Cognitect Inc [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary					100.00%
Description of acquiree					The operation was consummated by means of a cash consideration of US$10,432.
Total amount of goodwill						$ 831,000
Purchase price					$ 831,000
[custom:ConsiderationTerms]						5 years
Cognitect Inc [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issed					537
Cognitect Inc [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets						2 years 2 months 30 days
Cognitect Inc [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets						5 years